7

                                             Steinroe Variable Investment Trust

                                  Liberty Asset Allocation Fund, Variable Series
                                    Stein Roe Growth Stock Fund, Variable Series
                              Liberty Small Company Growth Fund, Variable Series
                                Liberty Federal Securities Fund, Variable Series
                                      Liberty Money Market Fund, Variable Series

The Funds listed above are referred to collectively as the "Funds" and the Trust listed above is referred to as the "Trust."


                               Supplement to Statement of Additional Information

The Trustee and officer information contained in the section Trustees and Officers under the caption More Facts about the Trust is revised as follows:

3



                                                                                                  Number of
                                                                                                Portfolios in
                                                                                                Fund Complex
      Name, Address        Position   Year  First                                                 Overseen
         and Age           with       Elected  or  Principal Occupation(s) During Past Five      by Trustee           Other
         -------           -----                   -----------------------------------------     ----------           -----
                             Funds    Appointed                      Years                                      Directorships Held
                                   to Office(1)

Disinterested Trustees
Douglas A. Hacker (Age      Trustee      1996      Executive Vice President - Strategy of            119           Orbitz, Inc.
48)                                                United Airlines (airline) since December,                     (on-line travel
P.O. Box 66100                                     2002 (formerly President of UAL Loyalty                           company)
Chicago, IL 60666                                  Services (airline) from September, 2001
                                                   to December, 2002; Executive Vice
                                                   President and Chief Financial Officer of
                                                   United Airlines from March, 1993 to
                                                   September, 2001).

Janet Langford Kelly        Trustee      1996      Private Investor since March, 2004                119               None
(Age 45)                                           (formerly Chief Administrative Officer
9534 W. Gull Lake Drive                            and Senior Vice President, Kmart Holding
Richland, MI  49083-8530                           Corporation (consumer goods) from
                                                   September, 2003 to March,
                                                   2004; Executive Vice
                                                   President-Corporate
                                                   Development and
                                                   Administration, General
                                                   Counsel and Secretary,
                                                   Kellogg Company (food
                                                   manufacturer), from
                                                   September, 1999 to August,
                                                   2003; Senior Vice President,
                                                   Secretary and General
                                                   Counsel, Sara Lee Corporation
                                                   (branded, packaged,
                                                   consumer-products
                                                   manufacturer) from January,
                                                   1995 to September, 1999).

Richard W. Lowry (Age 67)   Trustee      1995      Private Investor since August, 1987              121(3)               None
10701 Charleston Drive                             (formerly Chairman and Chief Executive
Vero Beach, FL 32963                               Officer, U.S. Plywood Corporation
                                                   (building products manufacturer)).




                                                                                                  Number of
                                                                                                Portfolios in
                                                                                                Fund Complex
      Name, Address        Position   Year  First                                                 Overseen
         and Age           with       Elected  or  Principal Occupation(s) During Past Five      by Trustee           Other
         -------           -----                   -----------------------------------------     ----------           -----
                             Funds    Appointed                      Years                                      Directorships Held
                                   to Office(1)

Charles R. Nelson (Age      Trustee      1981      Professor of Economics, University of             119               None
61)                                                Washington, since January, 1976; Ford and
Department of Economics                            Louisa Van Voorhis Professor of Political
University of Washington                           Economy, University of Washington, since
Seattle, WA 98195                                  September, 1993; Director, Institute for
                                                   Economic Research, University
                                                   of Washington, since
                                                   September, 2001; Adjunct
                                                   Professor of Statistics,
                                                   University of Washington,
                                                   since September, 1980;
                                                   Associate Editor, Journal of
                                                   Money Credit and Banking,
                                                   since September, 1993;
                                                   consultant on econometric and
                                                   statistical matters.


John J. Neuhauser (Age      Trustee      1985      Academic Vice President and Dean of             122(3,4)         Saucony, Inc.
60)                                                Faculties since August, 1999, Boston                             (athletic
84 College Road                                    College (formerly Dean, Boston College                           footwear);
Chestnut Hill, MA                                  School of Management from September, 1977                     SkillSoft Corp.
02467-3838                                         to September, 1999).                                            (E-Learning)

Patrick J. Simpson (Age     Trustee      2000      Partner, Perkins Coie L.L.P. (law firm).          119               None
58)
1211 S.W. 5th Avenue
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (Age      Trustee      1998      Business Consultant since 1999 (formerly          119               None
67)                                                Professor of Finance from 1975 to 1999,
2208 Tawny Woods Place                             College of Business, Boise State
Boise, ID  83706                                   University); Chartered Financial Analyst.



                                                                                                  Number of
                                                                                                Portfolios in
                                                                                                Fund Complex
      Name, Address        Position   Year  First                                                 Overseen
         and Age           with       Elected  or  Principal Occupation(s) During Past Five      by Trustee           Other
         -------           -----                   -----------------------------------------     ----------           -----
                             Funds    Appointed                      Years                                      Directorships Held
                                   to Office(1)

Thomas C. Theobald (Age    Trustee       1996      Managing Director, William Blair Capital          119             Anixter
66)                        and                     Partners (private equity investing) since                      International
227 West Monroe Street,    Chairman                September, 1994.                                              (network support
Suite 3500                 of the                                                                                   equipment
Chicago, IL 60606            Board                                                                                distributor),
                                                                                                                    Jones Lang
                                                                                                                  LaSalle (real
                                                                                                                estate management
                                                                                                                  services) and
                                                                                                                 MONY Group (life
                                                                                                                    insurance)

Anne-Lee Verville (Age      Trustee      1998      Author and speaker on educational systems        120(4)         Chairman of the
58)                                                needs (formerly General Manager, Global                           Board of
359 Stickney Hill Road                             Education Industry, IBM Corporation                          Directors, Enesco
Hopkinton, NH  03229                               (computer and technology) from 1994 to                          Group, Inc.
                                                   1997).
                                                                                                                   (designer,
                                                                                                                   importer
                                                                                                                   and
                                                                                                                  distributor of
                                                                                                                   giftware and
                                                                                                                  collectibles)

Richard L. Woolworth        Trustee      1991      Retired since December 2003 (formerly             119        NW Natural
(Age 62)                                           Chairman and Chief Executive Officer, The                    (natural gas
100 S.W. Market Street                             Regence Group (regional health insurer);                     service provider)
#1500                                              Chairman and Chief Executive Officer,
Portland, OR 97207                                 BlueCross BlueShield of Oregon; Certified
                                                   Public Accountant, Arthur Young & Company)

Interested Trustees
William E. Mayer(2) (Age      Trustee      1994      Managing Partner, Park Avenue Equity             121(3)         Lee Enterprises
63)                                                Partners (private equity) since February,                    (print media), WR
399 Park Avenue                                    1999 (formerly Founding Partner,                              Hambrecht + Co.
Suite 3204                                         Development Capital LLC from November                            (financial
New York, NY 10022                                 1996 to February, 1999).                                     service provider)
                                                                                                                 and First Health
                                                                                                                   (healthcare)


                                                                                                  Number of
                                                                                                Portfolios in
                                                                                                Fund Complex
      Name, Address        Position   Year  First                                                 Overseen
         and Age           with       Elected  or  Principal Occupation(s) During Past Five      by Trustee           Other
         -------           -----                   -----------------------------------------     ----------           -----
                             Funds    Appointed                      Years                                      Directorships Held
                                   to Office(1)


Joseph R. Palombo(2) (Age     Trustee      2000      Executive Vice President and Chief               120(5)             None
50)                                                Operating Officer of Columbia Management
One Financial Center                               Group, Inc. (Columbia Management) since
Boston, MA 02111                                   December, 2001 and Director, Executive
                                                   Vice President and Chief
                                                   Operating Officer of the
                                                   Advisor since April, 2003
                                                   (formerly Chief Operations
                                                   Officer of Mutual Funds,
                                                   Liberty Financial Companies,
                                                   Inc. from August, 2000 to
                                                   November, 2001; Executive
                                                   Vice President of Stein Roe &
                                                   Farnham Incorporated (Stein
                                                   Roe) from April, 1999 to
                                                   April, 2003; Director of
                                                   Colonial Management
                                                   Associates, Inc. (Colonial)
                                                   from April, 1999 to April,
                                                   2003; Director of Stein Roe
                                                   from September, 2000 to
                                                   April, 2003); (formerly
                                                   President of the Columbia
                                                   Funds (as defined in Part 1
                                                   of this SAI) from October,
                                                   2003 to March, 2004);
                                                   (formerly Vice President of
                                                   the Columbia Funds from
                                                   January, 2003 to October,
                                                   2003); (formerly President of
                                                   the Liberty Funds and Stein
                                                   Roe Funds from February, 2003
                                                   to March, 2004); President of
                                                   Galaxy Funds (as defined in
                                                   Part 1 of this SAI) since
                                                   February, 2003 (formerly Vice
                                                   President of the Galaxy Funds
                                                   from September 2002 to
                                                   February 2003; Vice President
                                                   of the Liberty Funds and
                                                   Stein Roe Funds from April,
                                                   1999 to August, 2000);
                                                   (formerly Manager of Columbia
                                                   Floating Rate Limited
                                                   Liability Company from
                                                   October, 2000 to March,
                                                   2004); (formerly Chief
                                                   Operating Officer and Chief
                                                   Compliance Officer, Putnam
                                                   Mutual Funds from December,
                                                   1993 to March, 1999).

(1) In October 2003, the trustees of the Liberty Funds and Stein Roe Funds (both as defined in Part 1 of this SAI) were elected to the boards of the Columbia Funds;
simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors/trustees of the Columbia Funds were appointed to serve as trustees of the Liberty Funds and Stein Roe Funds. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Fund Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds (as defined in Part 1 of this SAI).

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the
Advisor.

(5) Mr. Palombo also serves as an interested director of Columbia Management
Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.



                                   Year First
      Name, Address        Position    Elected or
         and Age           with        Appointed                    Principal Occupation(s) During Past Five Years
         -------           -----                                    ----------------------------------------------
                             Funds     to Office
                             -----        ------

Officers
J. Kevin Connaughton         President    2000                                  President of the Columbia Funds, Liberty
                                                                                Funds and Stein Roe Funds since
(Age 39)                        and                                             March, 2004; Chief Financial
                                                                                Officer of the Columbia Funds since January,
One Financial Center         Treasurer
                                                                                2003; Treasurer of the Columbia Funds since
                                                                                October, 2003 and of the Liberty
Boston, MA 02111                                                                Funds, Stein Roe Funds and All-Star Funds
                                                                                since December, 2000;
                                                                                Vice President of the Advisor
                                                                                since April, 2003 (formerly
                                                                                Controller of the Liberty
                                                                                Funds and All-Star Funds
                                                                                from February, 1998 to
                                                                                October, 2000); Treasurer of
                                                                                the Galaxy Funds since
                                                                                September, 2002; Treasurer,
                                                                                Columbia Management
                                                                                Multi-Strategy Hedge Fund,
                                                                                LLC since December, 2002
                                                                                (formerly Vice President of
                                                                                Colonial from February, 1998
                                                                                to October, 2000 and Senior
                                                                                Tax Manager, Coopers &
                                                                                Lybrand, LLP from April,
                                                                                1996 to January, 1998).

Vicki L. Benjamin (Age     Chief          2001      Controller of the Columbia Funds since July, 2003 and of the Liberty Funds,
42)                        Accounting               Stein Roe Funds and All-Star Funds since May, 2002; Chief Accounting Officer
One Financial Center       Officer                  of the Columbia Funds since July, 2003 and Liberty Funds, Stein Roe Funds and
Boston, MA 02111           and                      All-Star Funds since June, 2001; Controller and Chief Accounting Officer of
                           Controller               the Galaxy Funds since September, 2002 (formerly
                                                    Vice President, Corporate Audit, State Street Bank and
                                                    Trust Company from May, 1998 to April, 2001; Audit
                                                    Manager from July, 1994 to June, 1997; Senior Audit
                                                    Manager from July, 1997 to May, 1998, Coopers &
                                                    Lybrand, LLP).

David A. Rozenson
(Age 49)                   Secretary     2003       Secretary of the Columbia Funds, Liberty
                                                    Funds, Stein Roe Funds and All-Star Funds since December, 2003; Senior
                                                    Counsel, Fleet Boston Financial One Financial Center Corporation since January,
                                                    1996; Associate General Counsel, Columbia Boston, MA 02111 Management Group
                                                    since November, 2002.
